Shareholder Fees - VIPHealthCarePortfolio-Service2PRO	Apr. 29, 2024 USD ($)
VIPHealthCarePortfolio-Service2PRO | VIP Health Care Portfolio
Shareholder Fees:
(fees paid directly from your investment)